Note 3 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
3
Other Comprehensive
Income
(Loss)
The components of other comprehensive income (loss) and the related tax effects were as follows:

	For the years ended December 31,
	2020			2019			2018
(Dollars in thousands )	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Unrealized gains (losses) arising during the period	$1,714	478	1,236	1,585	443	1,142	(94)	(25)	(69)
Other comprehensive income (loss)	$1,714	478	1,236	1,585	443	1,142	(94)	(25)	(69)